TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax for the year
Current tax for the year	$ 1,200	$ 1,600	$ 1,000
Adjustments related to previous years	(400)	(100)	(100)
Adjustment of deferred tax liability		100	(100)
Total	$ 784	$ 1,558	$ 777